Document And Entity Information	3 Months Ended
Mar. 31, 2021
Document And Entity Information
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Amendment No. 2
Entity Registrant Name	Churchill Capital Corp IV
Entity Central Index Key	0001811210
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false